Vessels, subsidiaries and other property, plant and equipment, Other Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Property, Plant and Equipment [Abstract]
Right-of-use assets	$ 3,952	$ 5,693
Other property, plant and equipment	637	956
Total other property, plant and equipment	$ 4,589	$ 6,649